TAXES ON INCOME	6 Months Ended
Jun. 30, 2025
Income Tax Disclosure [Abstract]
TAXES ON INCOME
NOTE 11: -	TAXES ON INCOME

The Company’s quarterly tax provision and estimates of its annual effective tax rate are subject to variation due to several factors, including variability in pre-tax income (or loss), the mix of jurisdictions to which such income relates, tax law developments, non-deductible expenses, excess tax benefits from share-based compensation awards, and changes in its valuation allowance. Income tax expenses were $ 628  and $ 786 for the six months ended June 30, 2025 and 2024, respectively.